Financial Liabilities at Amortized Cost (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities at Amortized Cost (Details) [Line Items]
Repurchase agreement and securities lending	$ 157,089	$ 215,781
Debt financial instruments issued	1,224,480	1,355,816
Short-term borrowings [member]
Financial Liabilities at Amortized Cost (Details) [Line Items]
Debt financial instruments issued	286,354	215,249
Current Bonds [member]
Financial Liabilities at Amortized Cost (Details) [Line Items]
Debt financial instruments issued	$ 938,126	$ 1,140,567